Share capital (Tables)	3 Months Ended
Mar. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Reconciliation

Authorized:
Unlimited common shares with no par value
Issued and outstanding:
	Number of shares	Amount
	#	$
Balance – December 31, 2024	30,255,955	253,295
Exercise of stock options	6,051	316
Issuance of common shares under employee share purchase plan	6,529	283
Release of restricted share units	16,994	719
Purchase of common shares held for cancellation (i)	(307,178)	(2,326)
Balance – March 31, 2025	29,978,351	252,287
(i) On May 6, 2024, the Company renewed its normal course issuer bid (“NCIB”) to repurchase and cancel up to 1,764,037 of its common shares, representing approximately 10% of the public float, over the 12-month period commencing May 20, 2024, and ending no later than May 19, 2025. The amounts paid in excess of the average book value of the common shares are charged to deficit. During the three months ended March 31, 2025, the Company repurchased a total of 307,178 common shares for cancellation at an average price of $30.62 (C$43.96) per common share for total cash consideration of $9,407 including transaction costs.